Basis of preparation and significant accounting policies_The adoption of IFRS 9 and other standards related to IFRS 9 and the effect (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS
Adoption of IFRS 9 – Financial instruments (enacted)
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS		Financial instruments
Description whether change in accounting policy is made in accordance with transitional provisions of initially applied IFRS		The Group applied for the first time as of January 1, 2018, the adoption to IFRS 9 and other standards related to IFRS 9, which introduces new rules: 1) classification and measurement of financial assets and financial liabilities, 2) impairment of financial assets, and 3) hedge accounting.
Description of nature of change in accounting policy		All financial assets included in the scope of IFRS 9 are subsequently measured at amortized cost or fair value based on the business model for the management of financial assets and the nature of the contractual cash flows.
Description of how and from when changes in accounting policies have been applied		The Group decided not to restate the prior period figures when applying the Standard for the first time, thus the comparative financial statements presented are not restated.
Adoption of IFRS 15 – Revenue from contracts with customers (enacted)
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS		Revenue from contracts with customers
Description whether change in accounting policy is made in accordance with transitional provisions of initially applied IFRS		The Group adopted IFRS 15 for the first time and decided to retrospectively apply the cumulative effect of the first application of IFRS 15 as of January 1, 2018.
Description of how and from when changes in accounting policies have been applied		The Group decided not to restate the prior periods when applying IFRS 15 for the first time. Accordingly, the Group has not retroactively restated the comparative consolidated financial statements presented herein.
Amendments to IFRS 2 – Classification and Measurement of Share-based Payment Transactions
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS		Classification and Measurement of Share-based Payment Transactions
Description of nature of change in accounting policy		The amendments clarify the following; i) In estimating the fair value of a cash-settled share-based payment, the accounting for the effects of vesting and non-vesting conditions should follow the same approach as for equity-settled share-based payments ii) Where tax law or regulation requires an entity to withhold a specified number of equity instruments equal to the monetary value of the employee’s tax obligation to meet the employee’s tax liability which is then remitted to the tax authority, i.e. the share-based payment arrangement has a ‘net settlement feature’, such an arrangement should be classified as equity-settled in its entirety, provided that the share-based payment would have been classified as equity-settled had it not included the net settlement feature, iii) A modification of a share-based payment that changes the transaction from cash-settled to equity-settled should be accounted for as follows; a) the original liability is derecognized; b) the equity-settled share-based payment is recognized at the modification date fair value of the equity instrument granted to the extent that services have been rendered up to the modification date; and c) any difference between the carrying amount of the liability at the modification date and the amount recognized in equity should be recognized in profit or loss immediately.
Amendments to IAS 40 – Transfers of Investment Property
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS		Transfers of Investment Property
Description of nature of change in accounting policy		The amendments clarify that a transfer to, or from, investment property necessitates an assessment of whether a property meets the definition of investment property, supported by observable evidence that a change in use has occurred. The amendments further clarify that the situations listed in IAS 40 are not exhaustive and that a change in use is possible for properties under construction (i.e. a change in use is not limited to completed properties).
Amendments to IFRIC 22 – Foreign Currency Transactions and Advance Consideration
Disclosure of initial application of standards or interpretations [Line Items]
Title of initially applied IFRS		Foreign Currency Transactions and Advance Consideration
Description of nature of change in accounting policy		IFRIC 22 addresses how to determine the ‘date of transaction’ for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income (or part of them), when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (e.g. a non-refundable deposit or deferred revenue).
Annual Improvements to IFRS 2014-2016 Cycle
Disclosure of initial application of standards or interpretations [Line Items]
Description of nature of change in accounting policy		The amendments include partial amendments to IFRS 1 ‘First-time Adoption of IFRS’ and IAS 28 ‘Investments in Associates and Joint Ventures.’ Amendments to IAS 28 provide that an investment company such as a venture capital investment vehicle may selectively designate each of its investment in associates and/or joint ventures to be measured at fair value through profit or loss mandatorily measured at fair value, and that such designation must be made at the time of each investment’s initial recognition. In addition, when non-investment companies apply equity method to investment in associates and/or joint ventures that are investment companies, these companies may apply the same fair value measurement used by the said associates to value their own subsidiaries. This accounting treatment may be selectively applied to each associate.